Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
Note 5 – INTANGIBLE ASSETS

Intangible assets consist of the following as of September 30, 2013 and June 30, 2013:

	9/30/2013	6/30/2013
Moneytech and mPayments software	$5,964,274	$5,239,641
Domain name	202,175	198,353
Accumulated amortization	(2,527,369)	(1,925,227)
	$3,639,080	$3,512,767

The intangible assets are amortized over 10-12 years.  Amortization expense of $131,243 and $129,813 were included in cost of revenues for the quarters ended September 30, 2013 and 2012, respectively.

Note 6 – INTANGIBLE ASSETS

Intangible assets consist of the following as of June 30, 2013 and 2012:

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

The intangible assets are amortized over 10-12 years. Amortization expense of $487,200 and $467,765 were included in cost of revenues for the years ended June 30, 2013 and 2012, respectively.

Amortization for the Company’s intangible assets over the next five fiscal years from June 30, 2013 is estimated to be:

June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767